Financial Risks - Summary of Income Received From Investments in RMBSs, SMBSs and ABSs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gains and losses on total value of investments [line items]
Interest income	€ 412	€ 417
Total gains and losses on sale of assets	358	(28)
Total	769	389
Investments	0	11,596
Residential mortgage- backed securities [member]
Gains and losses on total value of investments [line items]
Interest income	140	140
Total gains and losses on sale of assets	97	(3)
Total	237	137
Investments	0	2,585
Commercial mortgage- backed securities (CMBSs) [member]
Gains and losses on total value of investments [line items]
Interest income	138	139
Total gains and losses on sale of assets	182	(41)
Total	320	98
Investments	0	4,013
Asset backed securities [member]
Gains and losses on total value of investments [line items]
Interest income	47	54
Total gains and losses on sale of assets	(1)
Total	45	54
Investments	0	2,447
ABSs - other [member]
Gains and losses on total value of investments [line items]
Interest income	87	84
Total gains and losses on sale of assets	81	15
Total	168	99
Investments	€ 0	€ 2,552